31. Subsequent events (Details Narrative) R$ in Thousands, $ in Thousands		1 Months Ended	2 Months Ended		12 Months Ended	13 Months Ended
	Jan. 03, 2019 USD ($)	Feb. 01, 2019 USD ($)	Feb. 27, 2019 BRL (R$) shares	Feb. 14, 2019 BRL (R$)	Dec. 31, 2016 BRL (R$)	Feb. 01, 2019 BRL (R$)	Dec. 31, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Gains on disposals of investments					R$ 3,185
Number of shares issued | shares							3,131,226,450
Preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares							267,543,740
Cash tender offer ("Tender Offer") [Member] | Gol Finance Inc. ("Gol Finance") [Member] | Senior Notes Due In 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount | $	$ 91,533	$ 13,460
Borrowings, interest rate basis	8.875%	15%
Sale Of Interest [Member] | Smiles S.A. ("Smiles") [Member] | Netpoints Fidelidade S.A., [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gains on disposals of investments						R$ 914
Distribution Of Additional Dividends [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend payables				R$ 284,471
Increase In Capital				R$ 210,000
Homologation Of Capital Increase [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase In Capital			R$ 4,589
Homologation Of Capital Increase [Member] | Preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares			521,528